Provisions (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Nominal discount rate p.a.	11.62%	10.59%
Actual discount rate p.a.	5.97%	5.30%
Long-term estimated inflation rate p.a.	5.33%	5.02%
HCCTR - Nominal medical inflation rate p.a.	8.75%	8.43%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Nominal discount rate	10.59%	7.88%
Actual discount rate p.a.	5.97%	5.30%
Long-term estimated inflation rate	5.02%	3.50%
HCCTR - Nominal medical inflation rate p.a.	8.43%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%